ACCOUNTS PAYABLE, TRADE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE, TRADE
ACCOUNTS PAYABLE, TRADE
Accounts payable, trade, as of December 31, 2012 and 2011 were as follows:

	As of December 31,	As of December 31,
	2012	2011
Suppliers	$3,099	$7,891
Shipyards	616	10,523
Insurers	383	2,885
Agents	766	1,342
Other creditors	8,570	16,286
	$13,434	$38,927